Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Financial assets
Interest-bearing deposits with banks	$ 53,073	$ 50,364
Securities
Trading	229,840	219,067
Investment, net of applicable allowance	359,126	342,721
Securities	588,966	561,788
Assets purchased under reverse repurchase agreements and securities borrowed	279,800	309,683
Loans, net of applicable allowance
Loans, net	1,054,881	1,042,422
Other
Derivatives	170,830	177,206
Deposits
Personal	530,313	529,740
Business and government	949,378	946,314
Bank	62,525	39,562
Deposits	1,542,216	1,515,616
Other
Obligations related to securities sold short	47,809	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	288,016	289,516
Derivatives	170,731	183,953
Subordinated debentures	11,875	13,961
Financial assets classified as FVTPL [member]
Securities
Trading	223,169	212,878
Securities	223,169	212,878
Assets purchased under reverse repurchase agreements and securities borrowed	214,448	226,213
Loans, net of applicable allowance
Retail	1,437	1,128
Wholesale	10,625	9,724
Loans, net	12,062	10,852
Other
Derivatives	170,830	177,206
Other assets	19,968	14,382
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	43,786	40,455
Securities
Trading	6,671	6,189
Securities	6,671	6,189
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	259,141	240,299
Securities	259,141	240,299
Loans, net of applicable allowance
Retail	436	442
Wholesale	705	690
Loans, net	1,141	1,132
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	1,662	1,496
Securities	1,662	1,496
Financial liabilities classified as FVTPL [member]
Deposits
Personal	1,012	942
Business and government	393	313
Deposits	1,405	1,255
Other
Obligations related to securities sold short	47,809	49,891
Derivatives	170,731	183,953
Financial liabilities designated as FVTPL [member]
Deposits
Personal	41,394	41,302
Business and government	169,784	168,690
Bank	3,401	2,908
Deposits	214,579	212,900
Other
Obligations related to assets sold under repurchase agreements and securities loaned	245,561	242,916
Other liabilities	21,567	21,688
Subordinated debentures	218	232
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	9,287	9,909
Securities
Investment, net of applicable allowance	96,277	98,728
Securities	96,277	98,728
Assets purchased under reverse repurchase agreements and securities borrowed	65,352	83,470
Loans, net of applicable allowance
Retail	650,282	648,413
Wholesale	391,969	382,551
Loans, net	1,042,251	1,030,964
Other
Other assets	62,356	58,487
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	488,717	488,644
Business and government	780,716	779,130
Bank	59,126	36,657
Deposits	1,328,559	1,304,431
Other
Obligations related to assets sold under repurchase agreements and securities loaned	42,455	46,600
Other liabilities	69,821	58,293
Subordinated debentures	11,877	13,887
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	53,073	50,364
Securities
Trading	229,840	219,067
Investment, net of applicable allowance	359,126	342,721
Securities	588,966	561,788
Assets purchased under reverse repurchase agreements and securities borrowed	279,800	309,683
Loans, net of applicable allowance
Retail	651,415	648,402
Wholesale	403,466	394,020
Loans, net	1,054,881	1,042,422
Other
Derivatives	170,830	177,206
Other assets	82,324	72,869
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	9,287	9,909
Securities
Investment, net of applicable allowance	98,323	100,926
Securities	98,323	100,926
Assets purchased under reverse repurchase agreements and securities borrowed	65,352	83,470
Loans, net of applicable allowance
Retail	649,542	646,832
Wholesale	392,136	383,606
Loans, net	1,041,678	1,030,438
Other
Other assets	62,356	58,487
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	53,073	50,364
Securities
Trading	229,840	219,067
Investment, net of applicable allowance	357,080	340,523
Securities	586,920	559,590
Assets purchased under reverse repurchase agreements and securities borrowed	279,800	309,683
Loans, net of applicable allowance
Retail	652,155	649,983
Wholesale	403,299	392,965
Loans, net	1,055,454	1,042,948
Other
Derivatives	170,830	177,206
Other assets	82,324	72,869
Financial liabilities at carrying amount [member]
Deposits
Personal	530,313	529,740
Business and government	949,378	946,314
Bank	62,525	39,562
Deposits	1,542,216	1,515,616
Other
Obligations related to securities sold short	47,809	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	288,016	289,516
Derivatives	170,731	183,953
Other liabilities	91,386	79,975
Subordinated debentures	11,875	13,961
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	487,907	487,496
Business and government	779,201	777,311
Bank	59,124	36,654
Deposits	1,326,232	1,301,461
Other
Obligations related to assets sold under repurchase agreements and securities loaned	42,455	46,600
Other liabilities	69,819	58,287
Subordinated debentures	11,657	13,729
Financial liabilities at fair value [member]
Deposits
Personal	531,123	530,888
Business and government	950,893	948,133
Bank	62,527	39,565
Deposits	1,544,543	1,518,586
Other
Obligations related to securities sold short	47,809	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	288,016	289,516
Derivatives	170,731	183,953
Other liabilities	91,388	79,981
Subordinated debentures	$ 12,095	$ 14,119